STOCKHOLDERS' EQUITY (Details) - Warrants for Consulting Services - Warrants Consulting Services [Member] - $ / shares	Sep. 21, 2016	Jul. 01, 2016	Dec. 18, 2015	Aug. 31, 2015	Jul. 01, 2015	Jun. 26, 2015	Apr. 27, 2015	Apr. 24, 2015
STOCKHOLDERS' EQUITY (Details) - Warrants for Consulting Services [Line Items]
Warrants to purchase	20,000	35,000	7,500	5,000	25,000	25,000	20,000	20,000
ExercisePrice (in Dollars per share)	$ 1.20	$ 0.90	$ 0.60	$ 1.03	$ 1.88	$ 2.10	$ 3.49	$ 3.75
Warrants, Expiration Period	5 years	5 years	3 years	3 years	3 years	3 years	2 years	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			1 year		1 year		1 year	1 year
Chief Financial Officer [Member]
STOCKHOLDERS' EQUITY (Details) - Warrants for Consulting Services [Line Items]
Warrants to purchase						25,000
ExercisePrice (in Dollars per share)						$ 2.10
Warrants, Expiration Period						3 years